Consolidated Schedule of Investments(a)
Invesco Managed Futures Strategy ETF (IMF)
July 31, 2025
(Unaudited)

	Shares	Value
Money Market Funds-84.32%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.24%(b)(c)	182,459,833	$182,459,833
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class, 4.37%(b)(c)	61,274,694	61,274,694
TOTAL INVESTMENTS IN SECURITIES-84.32% (Cost $243,734,527)		243,734,527
OTHER ASSETS LESS LIABILITIES-15.68%		45,333,137
NET ASSETS-100.00%		$289,067,664

Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$320,374,167	$(137,914,334)	$-	$-	$182,459,833	$2,755,524
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class	-	79,463,069	(18,188,375)	-	-	61,274,694	847,796
Total	$-	$399,837,236	$(156,102,709)	$-	$-	$243,734,527	$3,603,320

(c)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Currency Risk
CME Australian Dollar Currency	23	September-2025	$1,480,395	$(19,391)	$(19,391)
CME British Pound Currency	168	September-2025	13,885,200	(349,172)	(349,172)
CME Euro Foreign Exchange Currency	139	September-2025	19,912,619	(175,362)	(175,362)
CME New Zealand Dollar Currency	27	September-2025	1,593,810	(40,850)	(40,850)
CME Swiss Franc Currency	128	September-2025	19,804,000	64,548	64,548
Subtotal—Currency Risk				(520,227)	(520,227)
Equity Risk
E-Mini Russell 2000 Index	23	September-2025	2,553,230	77,194	77,194
E-Mini S&P 500 Index	30	September-2025	9,561,375	487,982	487,982
Eurex DAX Index	12	September-2025	8,296,045	257,246	257,246
EURO STOXX 50	118	September-2025	7,212,041	77,210	77,210
Euronext CAC 40 Index	94	August-2025	8,368,712	(12,580)	(12,580)
FTSE 100 Index	93	September-2025	11,229,056	369,261	369,261
FTSE/MIB Index	33	September-2025	7,763,657	347,871	347,871
MEFF Madrid IBEX 35 Index	54	August-2025	8,910,098	286,670	286,670
MSCI Emerging Markets Index	147	September-2025	9,101,505	311,699	311,699
OML Stockholm OMXS30 Index	218	August-2025	5,765,615	50,821	50,821
See accompanying notes which are an integral part of this schedule.

Invesco Managed Futures Strategy ETF (IMF)—(continued)
July 31, 2025
(Unaudited)
Open Futures Contracts(a)—(continued)
Long Futures Contracts—(continued)	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
S&P/TSX 60 Index	46	September-2025	$10,788,731	$284,584	$284,584
SPI 200 Index	87	September-2025	12,187,455	204,642	204,642
Tokyo Stock Price Index	50	September-2025	9,797,668	558,022	558,022
Subtotal—Equity Risk				3,300,622	3,300,622
Commodity Risk
Brent Crude Oil	66	November-2025	4,672,800	(53,173)	(53,173)
Gasoline RBOB	31	September-2025	2,830,418	(36,999)	(36,999)
Gold	24	December-2025	8,036,640	(125,302)	(125,302)
LME Copper	25	December-2025	6,462,544	(267,563)	(267,563)
Low Sulphur Gasoil	78	August-2025	5,506,800	10,990	10,990
New York Harbor Ultra-Low Sulfur Diesel	66	December-2025	6,522,239	169,212	169,212
Silver	31	September-2025	5,690,360	102,533	102,533
Soybean Oil	206	December-2025	6,765,864	850,251	850,251
WTI Crude Oil	72	October-2025	4,910,400	(53,455)	(53,455)
Subtotal—Commodity Risk				596,494	596,494
Interest Rate Risk
EURO-BTP	115	September-2025	15,894,830	10,732	10,732
SFE 3 Year Australian Bonds	374	September-2025	25,840,690	(9,037)	(9,037)
Subtotal—Interest Rate Risk				1,695	1,695
Subtotal—Long Futures Contracts				3,378,584	3,378,584
Short Futures Contracts
Commodity Risk
Corn	281	December-2025	(5,813,188)	371,823	371,823
Natural Gas	97	December-2025	(4,047,810)	52,694	52,694
Soybean	164	November-2025	(8,111,850)	184,729	184,729
Soybean Meal	221	December-2025	(6,099,600)	494,033	494,033
Wheat	191	December-2025	(5,180,875)	280,628	280,628
Subtotal—Commodity Risk				1,383,907	1,383,907
Interest Rate Risk
Australia 10 Year Bonds	173	September-2025	(12,674,266)	(90,913)	(90,913)
Canada 10 Year Bonds	223	September-2025	(19,439,413)	239,031	239,031
Euro-Bobl	219	September-2025	(29,394,493)	(7,763)	(7,763)
Euro-Bund	148	September-2025	(21,970,332)	201,186	201,186
Euro-Buxl	66	September-2025	(8,866,924)	235,006	235,006
Euro-OAT	178	September-2025	(25,117,868)	4,245	4,245
Euro-Schatz	184	September-2025	(22,544,438)	2,955	2,955
Long Gilt	115	September-2025	(14,025,402)	(42,989)	(42,989)
U.S. Treasury 2 Year Notes	109	September-2025	(22,561,297)	42,227	42,227
U.S. Treasury Long Bonds	117	September-2025	(13,359,937)	(169,226)	(169,226)
Subtotal—Interest Rate Risk				413,759	413,759
Currency Risk
CME Japanese Yen Currency	146	September-2025	(12,165,450)	346,882	346,882
Subtotal—Short Futures Contracts				2,144,548	2,144,548
Total Futures Contracts				$5,523,132	$5,523,132

(a)	Futures contracts collateralized by $42,703,465 cash held with Morgan Stanley & Co. LLC, the futures commission merchant.
See accompanying notes which are an integral part of this schedule.

Invesco Managed Futures Strategy ETF (IMF)—(continued)
July 31, 2025
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of July 31, 2025, all of the securities in the Fund were valued based on Level 1 inputs (see the Consolidated Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.